SEGMENT INFORMATION - Schedule Of Detailed Information About Capital Expenditure Based On Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Capital expenditures	$ 593,753	$ 413,139
Decrease in accrued expenditures	41,500	27,600
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Capital expenditures	753,921	523,690
Greenstone
Disclosure of operating segments [line items]
Capital expenditures	224,967	327,887
Valentine
Disclosure of operating segments [line items]
Capital expenditures	204,177	0
Mesquite
Disclosure of operating segments [line items]
Capital expenditures	53,846	35,578
Nicaragua Mines
Disclosure of operating segments [line items]
Capital expenditures	76,671	0
Castle Mountain
Disclosure of operating segments [line items]
Capital expenditures	8,755	5,567
Los Filos
Disclosure of operating segments [line items]
Capital expenditures	11,212	43,858
Pan
Disclosure of operating segments [line items]
Capital expenditures	7,084	0
Corporate
Disclosure of operating segments [line items]
Capital expenditures	7,041	249
Brazil | Discontinued operation
Disclosure of operating segments [line items]
Capital expenditures	$ 160,168	$ 110,551